Tingo foods PLC purchase price allocation (Details) - Schedule of summarizes the estimates of the fair value of assets - USD ($) $ in Thousands		Mar. 31, 2023	Dec. 31, 2022
Schedule Of Summarizes The Estimates Of The Fair Value Of Assets Abstract
Total purchase consideration	[1]	$ 204,000
Less:
Net working capital		42,077	$ 170,327
Property and equipment		12,235	844,764
Intangible – Customer Relationships		125,677
Intangible – trade names and trade marks		22,097	$ 54,576
Deferred tax liability	[2]	(44,332)
Total		157,754
Goodwill	[3]	$ 46,246

[1]	The $204,000 value of the Merger Consideration transferred as promissory note (“Promissory Note”). The Promissory Note is for a term of two years with an interest rate of 5% per annum. The interest rate on the Promissory Note is reasonably reflective of a market-participant rate. MICT Fintech agreed to certain covenants in connection with the Promissory Note, including with regard to its ability to incur additional debt or create additional liens. The Acquisition will not result in any new issuance of shares of the Company’s common stock, nor of any instruments convertible into shares of the Company’s common stock.
[2]	Represents the income tax effect of the difference between the accounting and income tax bases of the identified intangible assets, using an assumed statutory income tax rate of 30%.
[3]	The goodwill is not deductible for tax purposes.